Earnings per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between basic and diluted earnings per share:
Net income	$ 4,720	$ 4,448	$ 5,625
Weighted-average basic shares outstanding (in shares)	623.1	633.5	657.7
Dilutive effect of stock-based compensation (in shares)	0.6	1.0	1.4
Weighted-average diluted shares outstanding (in shares)	623.7	634.5	659.1
Basic earnings per share (in dollars per share)	$ 7.58	$ 7.02	$ 8.55
Diluted earnings per share (in dollars per share)	$ 7.57	$ 7.01	$ 8.53
Stock options
Units excluded from the calculation as their inclusion would not have a dilutive effect
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	2.2	1.2	1.0
Performance share units
Units excluded from the calculation as their inclusion would not have a dilutive effect
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.7	0.4	0.5